Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	$ 28,550	$ 12,626
Accumulated depreciation	(6,468)	(4,145)
Net property and equipment	22,082	8,481
Depreciation and amortization expense	2,360	2,067
Property, Plant and Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Depreciation and amortization expense	2,351	2,066
Commercial production equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	9,139	6,198
Laboratory equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	1,316	1,306
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	4,674	4,662
Computer equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	416	181
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	321	168
Construction in progress
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	12,684	111
Construction Of Second Dry Room
Property, Plant and Equipment, Net, by Type [Abstract]
Construction in progress	6,875	$ 111
Expansion Of Sulfide-Based Solid Electrolyte Production
Property, Plant and Equipment, Net, by Type [Abstract]
Construction in progress	943
Construction Of Customized Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Construction in progress	$ 4,866